Debt securities - Impairment of US available-for-sale debt securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Realised gross losses on sales of available-for-sale securities	£ 43	£ 155	£ 152
Percentage of realised gross losses related to top 10 individual issuers	49.00%	97.00%	59.00%
Unrealised loss	£ 925	£ 106	£ 675
Impaired financial assets
Financial investments
Net credit (charge) for impairment net of reversals	13	1	(44)
Impaired financial assets | Available-for-sale
Financial investments
Net credit (charge) for impairment net of reversals	15	8	(20)
Impaired financial assets | Loans and receivables
Financial investments
Net credit (charge) for impairment net of reversals	(2)	(7)	(24)
Impaired and deteriorating financial assets
Financial investments
Realised gross losses on sales of available-for-sale securities	£ 4	£ 3	£ 94